Income Taxes - Income Tax Expense (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Income tax expense	€ 199	€ 20	€ 46	€ 61
Corporation tax rate			15.00%
Solidarity surcharge on corporation tax rate			5.50%
Trade tax rate			11.73%
Total group tax rate			27.55%	27.55%